Document and Entity Information	Nov. 29, 2023
Cover [Abstract]
Entity Registrant Name	VIRGINIA ELECTRIC & POWER CO
Security 12b Title	Common Stock, no par value
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000103682
Document Type	8-K
Trading Symbol	D
Document Period End Date	Nov. 29, 2023
Entity Incorporation State Country Code	VA
Entity File Number	000-55337
Entity Tax Identification Number	54-0418825
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	(804)
Local Phone Number	819-2284
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false